Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,902,020.11
Total Fee Amount	76,079.57
Total Offset Amount	0.00
Net Fee	$ 76,079.57
Offering Table N/A
Offset Table N/A	N/A